Fixed Assets, Net (Details) ¥ in Millions	1 Months Ended		6 Months Ended
	Apr. 19, 2021 USD ($)	Apr. 19, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Fixed Assets, Net (Details) [Line Items]
Depreciation expense				$ 88,171
Impairment charges			$ 1,691,079	0
Depreciation [Member]
Fixed Assets, Net (Details) [Line Items]
Depreciation expense			$ 1,198,122	$ 279,680
Minebaba [Member]
Fixed Assets, Net (Details) [Line Items]
Aggregate purchase price	$ 2,600,000	¥ 17
Costs payable	$ 200,000